One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 constellationinsurance.com

October 6, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	AuguStar Variable Insurance Products Fund, Inc. (the “Registrant”)
Securities Act File No. 2-67464
Investment Company Act File No. 811-3015

Post-Effective Amendment No. 114 to the Registration Statement

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith for filing via EDGAR pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “Securities Act”) is Post-Effective Amendment No. 114 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act in order to disclose the termination of a sub-adviser as well as to add a new share class to 18 of the Registrant’s 25 portfolios. (The added disclosure for the new share class was initially filed pursuant to an amendment to the Registration Statement under Rule 485(a) in Post-Effective Amendment No. 113 on September 9, 2025.) Other than additional and revised disclosure relating to the sub-adviser termination and the new share class and certain other non-material changes included therein, the Amendment does not reflect material changes to the prospectuses or statements of additional information.

In accordance with Rule 485 of the Securities Act, the Registrant intends to file a subsequent amendment under Rule 485(b) within 60 days after the date of this Amendment to update certain information and to file required exhibits (including legal opinions and auditor consents).

Please direct any comments or questions regarding this filing to the undersigned at (283) 209-8066 or zachary_pasker@constellationinsurance.com.

Very truly yours,

/s/ Zachary M. Pasker

Zachary M. Pasker
Assistant Secretary